Compensation and benefits (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Compensation and benefits
Salaries and variable compensation	SFr 2,196	SFr 2,346	SFr 2,367	SFr 4,542	SFr 4,533
Social security	204	156	211	360	358
Other	142	156	156	298	325
Compensation and benefits	2,542	2,658	2,734	5,200	5,216
Pension and other post-retirement expense	53	SFr 64	80	117	159
Bank
Compensation and benefits
Salaries and variable compensation				4,461	4,489
Social security				353	355
Other				474	475
Compensation and benefits	SFr 2,577		SFr 2,781	5,288	5,319
Pension and other post-retirement expense				SFr 295	SFr 310